For the following Funds (All MFS® Retail Funds):

MASSACHUSETTS INVESTORS GROWTH STOCK FUND	MFS® LIFETIME® 2010 FUND
MASSACHUSETTS INVESTORS TRUST	MFS® LIFETIME® 2020 FUND
MFS® AGGRESSIVE GROWTH ALLOCATION FUND	MFS® LIFETIME® 2030 FUND
MFS® BLENDED RESEARCHSM CORE EQUITY FUND	MFS® LIFETIME® 2040 FUND
MFS® BOND FUND	MFS® LIFETIME® RETIREMENT INCOME FUND
MFS® CASH RESERVE FUND	MFS® LIMITED MATURITY FUND
MFS® CONSERVATIVE ALLOCATION FUND	MFS® MID CAP GROWTH FUND
MFS® CORE EQUITY FUND	MFS® MID CAP VALUE FUND
MFS® CORE GROWTH FUND	MFS® MODERATE ALLOCATION FUND
MFS® DIVERSIFIED INCOME FUND	MFS® MONEY MARKET FUND
MFS® DIVERSIFIED TARGET RETURN FUND	MFS® MUNICIPAL HIGH INCOME FUND
MFS® EMERGING MARKETS DEBT FUND	MFS® MUNICIPAL INCOME FUND
MFS® EMERGING MARKETS EQUITY FUND	MFS® MUNICIPAL LIMITED MATURITY FUND
MFS® GLOBAL EQUITY FUND	MFS® NEW DISCOVERY FUND
MFS® GLOBAL GROWTH FUND	MFS® RESEARCH BOND FUND
MFS® GLOBAL REAL ESTATE FUND	MFS® RESEARCH BOND FUND J
MFS® GLOBAL TOTAL RETURN FUND	MFS® RESEARCH FUND
MFS® GOVERNMENT MONEY MARKET FUND	MFS® RESEARCH INTERNATIONAL FUND
MFS® GOVERNMENT SECURITIES FUND	MFS® SECTOR ROTATIONAL FUND
MFS® GROWTH ALLOCATION FUND	MFS® STRATEGIC INCOME FUND
MFS® GROWTH FUND	MFS® TECHNOLOGY FUND
MFS® HIGH INCOME FUND	MFS® TOTAL RETURN FUND
MFS® HIGH YIELD OPPORTUNITIES FUND	MFS® UTILITIES FUND
MFS® INFLATION-ADJUSTED BOND FUND	MFS® VALUE FUND
MFS® INTERNATIONAL DIVERSIFICATION FUND	MFS® MUNICIPAL STATE FUNDS:
MFS® INTERNATIONAL GROWTH FUND	AL, AR, CA, FL, GA, MD, MA, MS,
MFS® INTERNATIONAL NEW DISCOVERY FUND	NY, NC, PA, SC, TN, VA, WV
MFS® INTERNATIONAL VALUE FUND

Supplement to the Current Statement of Additional Information – Part II

This SAI Part II supplement supersedes and replaces the Funds’ SAI Part II supplement dated July 2, 2009.

Effective December 1, 2009, the following main heading entitled “Sales Charge Waivers” is hereby deleted in its entirety:

SALES CHARGE WAIVERS

In certain circumstances, the initial sales charge paid to MFD and imposed upon purchases of Class A, Class A1, and Class 529A shares, and the CDSC paid to MFD and imposed upon redemptions of Class A, Class A1, Class B, Class B1, Class C, Class 529B, and Class 529C shares, are waived. These circumstances are described in Appendix C of this Part II. The Fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers at any time in their discretion.

Effective December 1, 2009, Appendix C entitled “Waivers of Sales Charges” is hereby deleted in its entirety.

The date of this supplement is December 1, 2009.